Accounts Payable and Accrued Liabilities (Details) - Schedule of Accounts Payable and Accrued Liabilities - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade payable	€ 1,667,141	€ 1,847,575
VAT payable	81,551	69,426
Payroll taxes payable	61,119	56,419
Customer deposits	246,251	70,139
Total	€ 2,056,062	€ 2,043,559